Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Taxes
NOTE 9. INCOME TAXES
The Company’s effective tax rate (ETR) from continuing operations was (0.45%) for the six months ended June 30, 2021 and (0.70)% for the six months ended June 30, 2020, The Company’s ETR during the three months ended June 30, 2021 differed from the federal statutory rate of 21% primarily due to changes in the federal and state valuation allowance and foreign taxes. The valuation allowance recorded against the Company’s federal and state net deferred tax assets was $23,731 as of June 30, 2021.
As of June 30, 2021, the Company continues to have a full valuation allowance recorded against all federal and state deferred tax assets and will continue to evaluate the valuation allowance in future periods for any change in circumstances that causes a change in judgment about the realizability of the deferred tax assets. The amount of the deferred tax assets considered realizable; however, could be adjusted in future periods if estimates of future taxable income during the carryforward period are increased, if objective negative evidence in the form of cumulative losses is no longer present, and if we employ tax planning strategies in the future.

NOTE 9. INCOME TAXES
The Company’s provision for income taxes consisted of the following.

	Year Ended December 31,
Income Tax Provision	2020	2019

Federal	$—	$—

Foreign	128	—

State and local	—	—

Current expense	$128	$—

Federal	—	—

Foreign	21	—

State and local	—	—

Deferred (benefit)	$21	$—

Income tax expense	$149	$—

The following table presents a reconciliation of the Company’s effective tax rates for the periods indicated.

	Year Ended December 31,
Rate Reconciliation	2020	2019
U.S. statutory rate	21.0%	21.0%

State rate net of fed benefit	5.0%	4.0%

Change in valuation allowance	(25.0)%	(25.0)%

Other	0.0%	0.0%

Permanent adjustments	(1.0%)	0.0%

Effective Tax Rate	0.0%	0.0%

Tax effects of temporary differences can give rise to significant portions of deferred tax assets and deferred tax liabilities. The components of deferred income tax assets and liabilities are as follows.

	As of December 31,
Tax Effects of Temporary Differences	2020	2019
Attributes

Deferred tax asset

Federal NOLs	$10,403	$8,169

State NOLs	2,584	1,528

Deferred revenue	8,940	—

Other deferred tax assets	1,878	38

Total deferred tax assets	23,805	9,735

Less: Valuation allowance	(18,832)	(9,551)

Total net deferred tax asset	$4,973	$184

IRC 481(a) adjustment	$(2,784)	$—

Deferred costs of revenue	(1,775)	(184)

Other deferred tax liabilities	(435)	—

Total deferred tax liabilities	(4,994)	(184)

Net deferred tax liability	$(21)	$—

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning
strategies in making this assessment. As a result of historical cumulative losses, Management determined that, based on all available evidence, there was substantial uncertainty as to whether it will recover recorded net federal and state deferred taxes in future periods. Therefore, a valuation allowance equal to the amount of the net federal and state deferred tax assets was provided at December 31, 2020 and 2019. The net valuation allowance increased by $9,281, from $9,551 to $18,832 in 2020.
As of December 31, 2020, the Company has unused gross NOLs of $49,536 and $46,326 for federal and state income tax return purposes, respectively. Federal NOLs can be carried forward indefinitely, while State NOLs will expire between 2038 and 2040. As of December 31, 2020, the Company has unused $556 IRC Section 163(j) federal interest expense that will be carried forward indefinitely.
The Tax Reform Act of 1986 (the Act) provides for a limitation on the annual use of net operating loss carryforwards following certain ownership changes (as defined by the Act and codified under IRC Section 382) that could limit the Company’s ability to utilize these carryforwards. Should the limitation apply, the related net operating loss and Section 163(j) deferred tax assets and the valuation allowance would be reduced by the same amount. The Company has not performed a Section 382 analysis.
On March 27, 2020, the U.S. enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) to provide certain relief as a result of the
COVID-19
pandemic. The CARES Act
contained numerous tax provisions and other stimulus measures. The Company’s tax position was not materially impacted by these provisions.
The Company files income tax returns in the U.S. federal and various state jurisdictions, as well as Croatia. The Company is subject to U.S. federal and state income tax examinations by authorities for all tax years beginning in 2018, due to the accumulated net operating losses that are carried forward. The Company is subject to Croatia income tax examinations for all tax years beginning in 2017.
The Company evaluates uncertain tax positions which requires significant judgments and estimates regarding the recoverability of deferred tax assets, the likelihood of the outcome of examinations of tax positions that may or may not be currently under review and potential scenarios involving settlements of such matters. The Company assessed its uncertain tax positions and has determined that a liability for uncertain tax positions is not required as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company’s policy is to recognize interest and penalties as a component of the provision for income taxes. As of December 31, 2020 there were no interest or penalties recorded.